Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 04, 2013 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Jun. 27, 2008	Jun. 23, 2008
Class of Stock [Line Items]
Ordinary shares repurchased and treasury stock	3,856,564
Payable for repurchase of common stock				¥ 0		¥ 0	¥ 227,015	$ 0
Proceeds from issuance of common stock				¥ 0	$ 0	¥ 603,980	863,200
West Crest Limited [Member]
Class of Stock [Line Items]
Payable for repurchase of common stock | ¥							¥ 227,015
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding				51,230,242			36,347,496	51,230,242
Shares converted into Class A ordinary shares from Class B ordinary shares during the period				0	0	6,964,612	0
Class A Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding							27,354,496
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering			8,993,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding				61,824,328			68,788,940	61,824,328
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding							68,788,940
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering			8,993,000
Proceeds from issuance of common stock | $			$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Class of Stock [Line Items]
Newly issued shares through offering		2,424,801
Proceeds from issuance of common stock | $		$ 97,344
Telstra Holdings Pty Ltd. [Member]
Class of Stock [Line Items]
Percentage of the Company owned by Telstra				54.70%				54.70%	55.00%	100.00%
Telstra Holdings Pty Ltd. [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of the Company owned by Telstra				51.00%				51.00%
Telstra Holdings Pty Ltd. [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of the Company owned by Telstra				39.30%				39.30%